Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

Note 6 — Equity Method Investments

Following is a summary of the Company’s ownership interest in the investments we report under the equity method of accounting, representative of The Estates at Perimeter/Augusta and the Villas at Oak Crest at June 30, 2014 and December 31, 2013.

Property	Joint Venture Interest	Managing Member LLC Interest	Indirect Equity Interest in Property
The Estates at Perimeter/Augusta	50.00%	50.00%	25.00%
Villas at Oak Crest	93.42%	71.90%	67.17%
The carrying amount of the Company’s investment in The Estates at Perimeter/Augusta and the Villas at Oak Crest unconsolidated joint ventures was $4,255,162 and $1,254,307 as of June 30, 2014 and December 31, 2013, respectively. Summary unaudited financial information for The Estates at Perimeter/Augusta and the Villas at Oak Crest Balance Sheets as of June 30, 2014 and December 31, 2013 and Operating Statements for the three and six months ended June 30, 2014 and 2013, is as follows:

	June 30, 2014	December 31, 2013
Balance Sheets:
Real estate, net of depreciation	$35,899,614	$22,188,399
Other assets	1,022,263	394,866
Total assets	$36,921,877	$22,583,265
Mortgage payable	$29,759,369	$17,600,839
Other liabilities	576,299	139,465
Total liabilities	$30,335,668	$17,740,304
Stockholders’ equity	6,586,209	4,842,961
Total liabilities and stockholders’ equity	$36,921,877	$22,583,265

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Operating Statement:
Rental revenues	$1,189,189	$666,864	$1,822,946	$1,317,762
Operating expenses	(507,786)	(247,608)	(771,989)	(437,769)
Income before debt service, acquisition costs, and depreciation and amortization	681,403	419,256	1,050,957	879,993
Mortgage interest	(345,540)	(190,705)	(531,785)	(380,110)
Acquisition costs	—	—	—	—
Depreciation and amortization	(338,147)	(197,400)	(537,918)	(394,069)
Net income	(2,284)	31,151	(18,746)	105,814
Net loss attributable to JV partners	3,121	(28,720)	14,451	(86,951)
	837	2,431	(4,295)	18,863
Amortization of deferred financing costs paid on behalf of joint ventures	(321)	(321)	(642)	(642)
Equity in earnings (loss) of unconsolidated joint ventures	$516	$2,110	$(4,937)	$18,221
 Acquisition of Interest in Villas at Oak Crest
On April 2, 2014, the Company, through BRG Oak Crest, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Operating Partnership, acquired all of Fund II’s right, title and interest in and to a 93.432% limited liability company interest, or the Oak Crest Interest, in BR Oak Crest Villas, LLC, a Delaware limited liability company, which is the owner and holder of a 71.9% limited liability company interest in Oak Crest Villas JV, LLC, a Delaware limited liability company, which is the owner and holder of 100% of the limited liability company interests in Villas Partners, LLC, a Delaware limited liability company, which is the fee simple owner of a 209-unit multifamily property located in Chattanooga, Tennessee, or the Oak Crest Property. The acquisition of the Oak Crest Interest was made pursuant to a contribution agreement, or the Oak Crest Contribution Agreement. The Oak Crest Interest is a preferred equity investment that earns a preferred return of 15%.
As consideration for the Oak Crest Interest, the Company issued 200,143 unregistered shares of its Class A common stock, with an approximate value of $2.9 million, to Fund II, or the Oak Crest Consideration. The Oak Crest Consideration was subject to certain prorations and adjustments typical in a real estate transaction and was based on the value of the indirect equity interest of Fund II in the Oak Crest Property, which indirect equity valuation was based on an independent third party appraisal of the Oak Crest Property.
In conjunction with the consummation of the Oak Crest Contribution Agreement and the purchase and sale of the Oak Crest Interest, Fund II Manager received a disposition fee of approximately $200,000 under the management agreement for Fund II, which disposition fee was paid in the form of 15,474 unregistered shares of the Company’s Class A common stock, which shares of Class A common stock would otherwise have been issued to Fund II. Additionally, the Former Advisor received an acquisition fee of approximately $300,000 under the Advisory Agreement, which acquisition fee was paid in the form of 19,343 LTIP Units. The Advisory Agreement was terminated in connection with the completion of the IPO.

Note 6 — Equity Method Investments

Following is a summary of the Company’s ownership interest by property, for investments the Company reports under the equity method of accounting at December 31, 2013 and 2012.

Property	Joint Venture Interest	Managing Member LLC Interest	Indirect Equity Interest in Property
Augusta	50.00%	50.00%	25.00%

The carrying amount of the Company’s investments in unconsolidated joint ventures was $1,212,456 and $1,297,946 as of December 31, 2013 and 2012, respectively. Summary financial information for Augusta Balance Sheets as of December 31, 2013 and 2012 and Operating Statements for the years ended December 31, 2013 and 2012, is as follows:

	December 31, 2013	December 31, 2012
Balance Sheet:
Real estate, net of depreciation	$22,188,399	$22,873,918
Other assets	394,866	341,334
Total assets	$22,583,265	$23,215,252
Mortgage payable	$17,600,839	$17,896,524
Other liabilities	139,465	155,151
Total liabilities	$17,740,304	$18,051,675
Stockholders’ equity	4,842,961	5,163,577
Total liabilities and stockholders’ equity	$22,583,265	$23,215,252

	For the Years Ended December 31,
	2013	2012
Operating Statements:
Rental revenues	$2,670,382	$2,662,547
Operating expenses	(980,362)	(1,014,131)
Income before debt service, acquisition costs, and depreciation and amortization	1,690,020	1,648,416
Mortgage interest	(763,363)	(774,973)
Acquisition costs	—	—
Depreciation and amortization	(792,069)	(781,965)
Net income (loss)	134,588	91,478
Net (income) loss attributable to JV partners	(109,900)	(72,336)
	24,688	19,142
Amortization of deferred financing costs paid on behalf of joint ventures	(1,284)	(1,284)
Equity in earnings (loss) of unconsolidated joint ventures	$23,404	$17,858